Consolidated Statements of Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Income tax expense (benefit) from discontinued operations	$ 56	$ 100